Intangible Assets - Schedule of Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer equipment software [Member] CNY	Dec. 31, 2011 Computer equipment software [Member] CNY	Dec. 31, 2012 Acquired training licenses [Member] CNY	Dec. 31, 2011 Acquired training licenses [Member] CNY
Intangible Assets [Line Items]
Intangible assets				21,448	20,353	3,522	3,522
Less: Accumulated amortization		(21,051)	(19,585)
Net book value	$ 629	3,919	4,290